Income Taxes (Tables)	9 Months Ended
May 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense

The components of the current and deferred provision at May 31, 2016 and August 31, 2015 and 2014 were as follows:

	May 31, 2016	August 31, 2015	August 31, 2014
Currently payable:
Federal	$-	$-	$-
State	-	-	-
Total currently payable	-	-	-
Increase in Deferred:
Federal	40,420	27,170	3,100
State	5,950	4,200	480
Total deferred	46,370	31,370	3,580
Less increase in allowance	(46,370)	(31,370)	(3,580)
Net deferred	-	-	-
Total income tax provision (benefit)	$-	$-	$-

Schedule of Deferred Tax Assets

Individual components giving rise to the deferred tax assets are as follows:

	May 31, 2016	August 31, 2015	August 31, 2014
Future tax benefit arising from net operating loss carryovers	$133,150	$86,780	$55,410
Less valuation allowance	(133,150)	(86,780)	(55,410)
Net deferred	$-	$-	$-